Segment information (Tables)	6 Months Ended
Jun. 30, 2019
Segment Reporting [Abstract]
Schedule of segment results
Total operating revenue

	Successor	Predecessor	Successor	Predecessor
(In $ millions)	Three Months Ended June 30, 2019	Three Months Ended June 30, 2018	Six months ended June 30, 2019	Six months ended June 30, 2018
Floaters	174	243	355	482
Jack-ups	89	89	172	193
Other	58	16	96	37
Total operating revenues	321	348	623	712

Depreciation

	Successor	Predecessor	Successor	Predecessor
(In $ millions)	Three Months Ended June 30, 2019	Three Months Ended June 30, 2018	Six months ended June 30, 2019	Six months ended June 30, 2018
Floaters	85	149	174	298
Jack-ups	19	46	38	93
Total	104	195	212	391

Amortization of intangibles

	Successor	Predecessor	Successor	Predecessor
(In $ millions)	Three Months Ended June 30, 2019	Three Months Ended June 30, 2018	Six months ended June 30, 2019	Six months ended June 30, 2018
Floaters	27	—	51	—
Jack-ups	11	—	22	—
Total	38	—	73	—

Operating loss - Net loss

	Successor	Predecessor	Successor	Predecessor
(In $ millions)	Three Months Ended June 30, 2019	Three Months Ended June 30, 2018	Six months ended June 30, 2019	Six months ended June 30, 2018
Floaters	(79)	(385)	(166)	(446)
Jack-ups	4	(152)	18	(167)
Other	2	(2)	4	—
Operating loss	(73)	(539)	(144)	(613)
Unallocated items:
Total financial items and other	(163)	111	(370)	14
Income taxes	30	(4)	12	(36)
Net loss	(206)	(432)	(502)	(635)

Drilling units - Total assets

	Successor	Successor
(In $ millions)	As at June 30, 2019	As at December 31, 2018

Floaters	5,377	5,508
Jack-ups	1,136	1,151
Total drilling units	6,513	6,659

Unallocated items:
Investments in associated companies	724	800
Marketable securities	22	57
Cash and restricted cash	1,469	2,003
Other assets	1,244	1,329
Total assets	9,972	10,848

Drilling units - Capital expenditures (1)

	Successor	Predecessor	Successor	Predecessor
(In $ millions)	Three months ended June 30, 2019	Three Months Ended June 30, 2018	Six months ended June 30, 2019	Six months ended June 30, 2018
Floaters	30	49	48	93
Jack-ups	10	12	16	24
Total	40	61	64	117

(1) The Successor period includes additions to equipment.

Schedule of revenues and fixed assets by geographic area
Revenues are attributed to geographical segments based on the country of operations for drilling activities, i.e. the country where the revenues are generated. The following information presents our revenues and fixed assets by geographic area:

Revenues

(In $ millions)	Successor	Predecessor	Successor	Predecessor
	Three months ended June 30, 2019	Three Months Ended June 30, 2018	Six months ended June 30, 2019	Six months ended June 30, 2018
Norway	102	26	169	82
Nigeria	53	61	104	105
Brazil	51	87	93	188
Saudi Arabia	35	40	69	79
United States	14	15	31	30
Angola	34	49	49	100
Others (1)	32	70	108	128
Total	321	348	623	712

(1)	Other countries represent countries in which we operate that individually had revenues representing less than 10% of total revenues earned for any of the periods presented.
Fixed assets – drilling units (1)

	Successor	Successor
(In $ millions)	As at June 30, 2019	As at December 31, 2018

Norway	1,597	1,326
Malaysia	822	1,070
Spain	561	875
Brazil	671	688
United States	646	658
Other (2)	2,216	2,042
Total	6,513	6,659

(1)
The countries in this table represent the location of the drilling unit at the end of the reporting period and are not necessarily indicative of the geographic distribution of the revenues or operating profits generated by the assets during the period. In most cases these locations are different to the country in which the Company that owns the drilling unit is registered.

(2)	"Other" represents countries in which we operate that individually had fixed assets representing less than 10% of total fixed assets for any of the periods presented.

Schedule of customer with contract revenues by major customers
We had the following customers with contract revenues greater than 10% in any of the periods presented:

(In $ millions)	Successor	Predecessor	Successor	Predecessor
	Three months ended June 30, 2019	Three Months Ended June 30, 2018	Six months ended June 30, 2019	Six months ended June 30, 2018
Total	26%	23%	25%	20%
Equinor	17%	9%	20%	6%
Petrobras	16%	26%	15%	27%
ConocoPhillips	15%	5%	15%	9%
Saudi Aramco	14%	12%	14%	12%
ExxonMobil	—%	9%	—%	11%